Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefit Plans [Abstract]
Schedule of expenses included on consolidated statements of income (loss) and consolidated statements of comprehensive income (loss)
	Pension plans			Other post-employment benefit plans
Years ended December 31,	2020	2019	2018	2020	2019	2018
Consolidated statements of income (loss)
Operating expenses	$7,188	$6,198	$6,345	$145	$116	$276
Interest expense	$423	$524	$658	$746	$815	$830
Consolidated statements of comprehensive income (loss)
Actuarial losses (gains) on employee benefit plans	$11,390	$(3,325)	$(4,555)	$2,303	$2,191	$(3,200)

Schedule of pension and other post-employment benefits obligations, included in other long-term liabilities
As at December 31,	2020	2019
Pension benefits	$22,070	$8,566
Other post-employment benefits	25,914	23,508
Accrued benefit liabilities	$47,984	$32,074

Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance
	2020		2019
As at December 31,	Pension	Other	Pension	Other
Present value of funded obligations	$375,222	$—	$331,737	$—
Fair value of plan assets	(354,385)	—	(324,257)	—
	20,837	—	7,480	—
Present value of unfunded obligations	1,233	25,914	1,086	23,508
Accrued benefit liabilities	$22,070	$25,914	$8,566	$23,508

Schedule of changes in benefit obligations and fair value of plan assets
	Pension	Other	Total
Change in benefit obligations
Benefit obligation, January 1, 2020	$332,823	$23,508	$356,331
Current service cost	6,695	145	6,840
Interest expense	10,723	746	11,469
Remeasurements
Actuarial losses arising from plan experience	2,212	184	2,396
Actuarial losses from change in demographic assumptions	—	11	11
Actuarial losses from changes in financial assumptions	33,278	2,108	35,386
Benefits paid	(10,294)	(726)	(11,020)
Contributions by plan participants	1,018	—	1,018
Foreign exchange	—	(62)	(62)
Benefit obligation, December 31, 2020	376,455	25,914	402,369
Change in fair value of plan assets
Fair value of plan assets, January 1, 2020	(324,257)	—	(324,257)
Contributions by plan participants	(1,018)	—	(1,018)
Contributions by employer	(5,497)	(726)	(6,223)
Interest income	(10,300)	—	(10,300)
Benefits paid	10,294	726	11,020
Remeasurements
Return on plan assets, excluding interest income	(24,100)	—	(24,100)
Administrative costs	493	—	493
Fair value of plan assets, December 31, 2020	(354,385)	—	(354,385)
Accrued benefit liabilities, December 31, 2020	$22,070	$25,914	$47,984
	Pension	Other	Total
Change in benefit obligations
Benefit obligation, January 1, 2019	$293,969	$21,330	$315,299
Current service cost	5,701	116	5,817
Interest expense	11,241	815	12,056
Remeasurements
Actuarial losses arising from plan experience	1,773	235	2,008
Actuarial losses from change in demographic assumptions	—	16	16
Actuarial losses from changes in financial assumptions	28,531	1,940	30,471
Benefits paid	(9,483)	(758)	(10,241)
Contributions by plan participants	1,091	—	1,091
Foreign exchange	—	(186)	(186)
Benefit obligation, December 31, 2019	332,823	23,508	356,331
Change in fair value of plan assets
Fair value of plan assets, January 1, 2019	(283,064)	—	(283,064)
Contributions by plan participants	(1,091)	—	(1,091)
Contributions by employer	(5,736)	(758)	(6,494)
Interest income	(10,717)	—	(10,717)
Benefits paid	9,483	758	10,241
Remeasurements
Return on plan assets, excluding interest income	(33,629)	—	(33,629)
Administrative costs	497	—	497
Fair value of plan assets, December 31, 2019	(324,257)	—	(324,257)
Accrued benefit liabilities, December 31, 2019	$8,566	$23,508	$32,074

Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans
	Pension	Other
2021	$11,519	$901
2022	$12,096	$936
2023	$12,790	$972
2024	$13,558	$1,008
2025	$14,433	$1,044
2026 to 2030	$80,999	$6,620

Schedule of significant assumptions adopted in measuring pension and other benefit obligations
As at December 31,	2020	2019
Equity securities
Canada	22.9%	22.3%
United States	19.7%	19.8%
International (other than United States)	14.3%	14.1%
Fixed income instruments
Canada	41.0%	41.2%
Cash and cash equivalents
Canada	2.1%	2.6%

Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions used
	Pension	Other	Pension	Other
As at December 31,	2020	2020	2019	2019
Actuarial benefit obligation
Discount rate	2.60%	2.00% to 2.60%	3.20%	2.95% to 3.20%
Benefit costs for the year ended
Discount rate	3.20%	2.95% to 3.20%	3.90%	3.90% to 4.00%
Future salary growth	2.50%	N/A	2.50%	N/A
Health care cost trend rate	N/A	3.49% to 5.49%	N/A	3.49% to 5.49%
Other medical trend rates	N/A	4.00% to 4.56%	N/A	4.00% to 4.56%

Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions
	Pension		Other
As at December 31, 2020	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(53,058)	$67,549	$(3,486)	$4,351
Future salary growth	$10,423	$(9,165)	N/A	N/A
Medical and dental trend rates	N/A	N/A	$2,222	$(1,839)
	Pension		Other
As at December 31, 2019	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(45,385)	$57,745	$(2,751)	$3,576
Future salary growth	$9,856	$(8,874)	N/A	N/A
Medical and dental trend rates	N/A	N/A	$2,018	$(1,531)